Fair value measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

·  Level 1, defined as observable inputs such as quoted prices in active markets;

·  Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

·  Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2019		As at December 31, 2018		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Amortized costs fair value measurements
Accounts receivable	3,770	3,770	7,620	7,620	3	9
Notes receivable from related parties	-	-	8	8	3	40
Notes receivable, noncurrent	23	23	-	-	3	12
Equity securities, at cost	7,000	7,000	7,000	7,000	3	19
Accounts payable	10,713	10,713	12,917	12,917	3	21
Notes payable	4,104	4,104	6,797	6,797	3	22
Convertible note payable, current	3,226	3,226	-	-	3	24
Convertible note payable, noncurrent	-	-	23,940	23,940	3	24
Recurring fair value measurements
Equity securities, at fair value	756	756	857	857	1	13
Derivative liabilities, current	44	44	-	-	3	6

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable from related parties – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable, noncurrent- carrying amount approximated fair value.

-	Equity securities, at cost - no readily determinable fair value, measured at cost minus impairment

-	Accounts payable – carrying amount approximated fair value due to their short-term nature.

-	Notes payable – carrying amount approximated fair value.

-	Convertible note payable current and noncurrent- carrying amount approximated fair value.

-	Equity securities, at fair value - fair value remeasured as at reporting period.

Derivative liabilities, current - fair value remeasured as at reporting.

Derivative liabilities

In 2019, the Group held one derivative instrument which was measured at estimated fair value on a recurring basis and linked to embedded conversion option in the Yorkville Convertible Loan signed on June 27, 2019 (see Note 24).

The convertible note has a maturity date of August 01, 2020. It contains a conversion option into WIHN Class B shares at the election of the holder, which may be exercised at each monthly repayment date, covering any amount outstanding (principal and/or interests) that may be settled. The exercise price is set at CHF 3.00 with antidilution provision adjustments as further described in Note 24.

In line with ASU 2014-16, the convertible note was assessed as a hybrid instrument, being a debt instrument with an equity-linked component (the conversion option). Per ASC 815-10, the embedded conversion option met the definition of a derivative and was accounted for separately.

The hosting debt instrument was recorded using the residual method.

The derivative component (the conversion option) was fair valued using a binomial lattice model, building in quoted market prices of WIHN class B shares, and inputs such as time value of money, volatility, and risk-free interest rates. It was valued at inception at USD 257,435, and was allocated between current and noncurrent on a prorata temporis basis according to the monthly repayment schedule. The derivative component will be revalued at fair value at each reporting date in line with ASC 815-15-30-1.

In 2019, WISeKey made five repayments in cash of the Yorkville Convertible Loan, resulting in the following gain or loss on derivative:

-	On August 15, 2019, WISeKey repaid USD 237,392 of the principal.

-	On September 01, 2019, WISeKey repaid USD 69,847 of the principal.

-	On September 17, 2019, WISeKey repaid USD 195,173 of the principal.

-	On October 10, 2019, WISeKey repaid USD 249,999 of the principal.

-	On November 07, 2019, WISeKey repaid USD 410,196 of the principal.

The derivative component was measured at fair value at the reporting date at USD 43,655, all in current derivative liabilities. Therefore, for the year ended December 31, 2019, WISeKey recorded in the income statement, a net gain on derivative of USD 213,780 and a net debt discount amortization expense of USD 468,265.

Derivative liabilities	USD'000
Balance as at December 31, 2017	-
Balance as at December 31, 2018	-
Fair value of the derivative instrument (conversion option)	258
Gain on derivative recognized as a separate line in the statement of loss	(214)
Balance as at December 31, 2019	44